Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk - USD - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Disclosure of Financial Risk Management [Line Items]
Borrowings	$ 51,627	$ 49,900
Rate increase on borrowings	243	243
Rate decrease on borrowings	$ (243)	$ (243)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	9.70%
Rate increase	0.03%	0.03%
Rate decrease	0.03%	0.03%
Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.19%
Rate decrease	9.22%	9.22%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	9.70%	9.70%
Rate increase	0.03%	0.03%
Rate decrease	0.03%	0.03%
Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.19%	10.19%
Rate decrease	9.22%	9.22%